S-4 Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 4,376,594	$ 5,480,960	$ 12,730,198
Total current assets	21,664,970	24,881,020	26,215,355
Property and equipment, net	1,512,202	1,422,293	499,462
Total assets	27,026,799	29,654,557	26,748,290
Current liabilities:
Accounts payable	2,023,031	1,377,123	1,049,180
Accrued expenses	5,575,104	6,173,336	2,812,953
Total current liabilities	47,526,321	84,642,167	49,635,992
Other long-term liabilities	2,906,079	2,503,038	95,309
Total liabilities	65,845,706	92,145,205	49,908,598
Commitments and contingencies (Note 7)
Preferred stock	34,792,203	34,792,203	24,166,212
Stockholders' Deficit:
Additional paid-in capital	24,834,780	7,686,612	5,296,155
Accumulated deficit	(98,504,784)	(104,993,411)	(52,644,152)
Total stockholders’ deficit	(73,611,110)	(97,282,851)	(47,326,520)
Total liabilities, mezzanine equity and stockholders’ deficit	27,026,799	29,654,557	26,748,290
TLG Acquisition One Corp
Current assets:
Cash	105,457	19,750	48,491
Prepaid expenses	112,099	108,156	105,654
Total current assets	217,556	127,906	154,145
Cash and investments held in Trust Account	85,098,433	80,945,242	400,023,684
Total assets	85,315,989	81,073,148	400,177,829
Current liabilities:
Accounts payable	246,388	276,917	48,917
Accrued expenses	6,326,892	4,472,261	2,428,864
Working Capital Loan - related party	5,408,857	2,330,370	920,000
Income tax payable	1,556,523	1,055,680	0
Franchise tax payable	20,050	50	121,425
Total current liabilities	13,558,710	8,135,278	3,519,206
Derivative warrant liabilities	800,000	800,000	10,600,000
Deferred underwriting commissions	0	14,000,000	14,000,000
Total liabilities	14,358,710	22,935,278	28,119,206
Commitments and contingencies (Note 7)
Preferred stock	83,461,641	79,739,786	400,000,000
Stockholders' Deficit:
Preferred stock	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(12,504,862)	(21,602,916)	(27,942,377)
Total stockholders’ deficit	(12,504,362)	(21,601,916)	(27,941,377)
Total liabilities, mezzanine equity and stockholders’ deficit	85,315,989	81,073,148	400,177,829
Common Class A | TLG Acquisition One Corp
Current liabilities:
Preferred stock	83,461,641	79,739,786	400,000,000
Stockholders' Deficit:
Common stock value	0	0	0
Common Class F | TLG Acquisition One Corp
Stockholders' Deficit:
Common stock value	$ 500	$ 1,000	$ 1,000